Share Capital (Details) $ in Millions, $ in Millions	1 Months Ended	12 Months Ended
	Sep. 30, 2021 shares	Dec. 31, 2023 shares	Dec. 31, 2022 CAD ($) shares	Dec. 31, 2022 USD ($) shares	Apr. 30, 2021 shares
Share Capital (Details) [Line Items]
Non-Voting Participating Preferred shares	600
Shares issued					6,197,776
Number Of Shares Exercised In Exchange		1,000
Adjustment amount			$ 20.8	$ 15.3
Class B LP Units [Member]
Share Capital (Details) [Line Items]
Shares issued		532,473	574,226	574,226
Adjustment amount			$ 20.8	$ 15.3
Restricted Stock Units [Member]
Share Capital (Details) [Line Items]
Settlement of restricted stock unit		532,122	411,146	411,146
Settlement of public shares		271,578	210,978	210,978
Class A Common shares [Member]
Share Capital (Details) [Line Items]
Voting share		one	one	one
Class B Common Shares [Member]
Share Capital (Details) [Line Items]
Voting share		one	one	one
Class C Common Shares [Member]
Share Capital (Details) [Line Items]
Voting share		one	one	one
Golden share [Member]
Share Capital (Details) [Line Items]
Voting share		one	one	one
Director Voting Preferred Shares [Member]
Share Capital (Details) [Line Items]
Stock options exercised	600